100 Huntington Avenue Tower 2, Floor 3 Mail Stop CPH0326 Boston, MA 02116

May 4, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

Re:	Transamerica Partners Funds Group II (the “Registrant”)
(File Nos. 333-00295; 811-07495)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Prospectuses and Statement of Additional Information, each dated May 1, 2015, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 43) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2015 via EDGAR (Accession Number 0001193125-15-162301).

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-1013.

Very truly yours,

/s/ Kimberly McGinn

Kimberly McGinn

Assistant Vice President and Associate Counsel

State Street Bank and Trust Company